NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]	A schedule of future minimum principal payments under the terms of the loans for the following years is as follows:
2015	$—
2016	106,635
2017	306,665
2018	319,955
2019	10,788,885
$11,522,140